Document and Entity Information	Jun. 27, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	AUDAX CREDIT BDC INC.
Amendment Flag	false
Entity Central Index Key	0001633858
Document Type	8-K
Document Period End Date	Jun. 27, 2025
Entity Incorporation State Country Code	DE
Entity File Number	814-01154
Entity Tax Identification Number	47-3039124
Entity Address, Address Line One	320 PARK AVENUE
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	703-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false